Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accrued Expenses Tables
Accrued expenses
	June 30,	December 31,
	2018	2017

Accrued outside services	$249,250	$165,427
Deferred revenue	201,924	13,317
Accrued executive severance	127,000	118,000
Accrued board of director's fees	100,000	125,000
Accrued audit and tax preparation	86,150	73,800
Accrued travel	69,926	39,926
Deferred rent	48,745	51,191
Accrued legal professional fees	47,451	61,890
Accrued clinical study expenses	13,650	13,650
Accrued computer equipment	5,757	-
Accrued other	17,131	11,399
	$966,984	$673,600

	2017	2016

Accrued outside services	$165,427	$31,533
Accrued board of director's fees	125,000	16,000
Accrued executive severance	118,000	100,000
Accrued audit and tax preparation	73,800	100,000
Accrued legal professional fees	61,890	45,000
Deferred rent	51,191	41,341
Accrued travel	39,926	—
Accrued clinical study expenses	13,650	13,650
Deferred revenue	13,317	18,810
Accrued other	11,399	8,754
	$673,600	$375,088